Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation
Stock-based compensation expense before income taxes	$ 35	$ (7)	$ 27
Income tax benefit (provision)	8	(2)	6
Total stock-based compensation, net of tax	27	(5)	20
Cost of services
Stock-Based Compensation
Stock-based compensation expense before income taxes	2	(1)	2
Selling, general and administrative
Stock-Based Compensation
Stock-based compensation expense before income taxes	30	(4)	21
Research and development
Stock-Based Compensation
Stock-based compensation expense before income taxes	$ 3	$ (1)	$ 3